LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Mortgage loan
LONG-TERM LOANS
Schedule of principal of the long-term loans

		Within	Between 1	Between 2	Between 3	Between 4	Beyond
	Total	1 year	to 2 years	to 3 years	to 4 years	to 5 years	5 years
Long-term loans	463,333	—	3,000	10,000	15,000	20,000	415,333